N-3	May 01, 2023 USD ($)
Prospectus:
Document Type	N-3
Entity Registrant Name	TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS
Entity Central Index Key	0001018953
Entity Investment Company Type	N-3
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Fees and Expenses [Text Block]

	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals	No fee is charged by the Contract for redemption.
Transaction Charges	None			Transfers
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, for your Contract depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annuity Contract Fee Tables And Expense Examples
	Annual Fee	Minimum	Maximum
	Base Contract	1.10%	1.25%
	Annual Contract Fee[1]	None	$50
	Investment options[2] (Portfolio Company fees and expenses)	0.31%	1.00%	Annual Contract Charges
	Optional Benefit Expenses	None

1  TFLIC does not currently assess an Annual Contract fee.
[2]  As a percentage of Portfolio Company assets.

To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

Annuity Contract Fee Tables And Expense Examples
	Lowest Annual Cost Estimate: $1,435	Highest Annual Cost Estimate: $2,281
	Assumes: ● Investment of $100,000 ● 5% annual return ● Least expensive fund fees and expenses ● No optional benefits ● No sales charges ● No additional purchase payments, transfers or withdrawals	Assumes: ● Investment of $100,000 ● 5% annual return ● Most expensive fund fees and expenses ● No optional benefits ● No sales charges ● No additional purchase payments, transfers or withdrawals

RISKS				Location in Prospectus

Risk of Loss	You can lose money by investing in this Contract, including loss of principal.			Principal Risks of Investing in the Contract

Not a Short-Term Investment
This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

The Contract is designed and offered as funding vehicles for retirement plans maintained by state educational organizations, certain tax‑exempt organizations, IRA contractholders, and taxed organizations in the case of the Section 401(a)

Principal Risks of Investing in the Contract Federal Income Tax Status

Charges for Early Withdrawals [Text Block]	Charges for Early WithdrawalsNo fee is charged by the Contract for redemption.
Transaction Charges [Text Block]	Transaction ChargesNone
Ongoing Fees and Expenses [Table Text Block]	Ongoing Fees and Expenses (annual charges)The table below describes the fees and expenses that you may pay each year, for your Contract depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Contract Expense (of Average Annual Net Assets) (N-3) Minimum [Percent]	1.10%
Contract Expense (of Average Annual Net Assets) (N-3) Maximum [Percent]	1.25%
Contract Expense (of Other Amount) (N-3) Minimum [Percent]	0.31%	[1]
Contract Expense (of Other Amount) (N-3) Maximum [Percent]	1.00%	[1]
Optional Benefits Minimum [Percent]	0.00%
Lowest and Highest Annual Cost [Table Text Block]	Lowest Annual Cost Estimate:Highest Annual Cost Estimate:$1,435$2,281Assumes:Assumes:● Investment of $100,000● Investment of $100,000● 5% annual return● 5% annual return● Least expensive fund fees and expenses● Most expensive fund fees and expenses● No optional benefits● No optional benefits● No sales charges● No sales charges● No additional purchase payments, transfers or withdrawals● No additional purchase payments, transfers or withdrawals
Lowest Annual Cost [Dollars]	$ 1,435
Highest Annual Cost [Dollars]	$ 2,281
Risks [Table Text Block]	RISKSRisk of LossYou can lose money by investing in this Contract, including loss of principal.Not a Short-Term InvestmentThis Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.The Contract is designed and offered as funding vehicles for retirement plans maintained by state educational organizations, certain tax‑exempt organizations, IRA contractholders, and taxed organizations in the case of the Section 401(a)and/or Section 401(k) contracts and corporate nonqualified deferred compensation contracts.Risks Associated with Investment ChoicesAn investment in the Contract is subject to the risk of poor investment performance. The investment performance of your Contract can vary depending on the performance of the Subaccounts options that you choose.Each Subaccount has its own unique risks. You should review the Subaccounts carefully before making an investment decision.Insurance Company RisksAn investment in the Contract is subject to the risks related to Transamerica Financial Life Insurance Company. Any obligations, guarantees, and benefits under the Contract are subject to our claims-paying ability.More information about Transamerica Financial Life Insurance Company, including our financial strength ratings, is available by visiting transamerica.com or calling toll-free[(800) 755‑5801.
Investment Restrictions [Text Block]	InvestmentsWe reserve the right to remove or substitute the Portfolio Companies/Investment Options that are available as Investment Options under the Contract.
Optional Benefit Restrictions [Text Block]	Optional BenefitsNone available.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.If you purchased the Contract through a tax‑qualified plan or individual retirement account (IRA), you do not get any additional tax deferralEarnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1⁄2.
Investment Professional Compensation [Text Block]	Investment
Professional
CompensationSome investment professionals may receive compensation for selling the
Contract to investors in the form of commissions and other incentives. This conflict of interest may influence your investment professional to
	recommend the Contract over another investment.
Exchanges [Text Block]	ExchangesSome investment professionals may have a financial incentive to offer you a new Contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new
	Contract rather than continue to own your existing Contract.
Item 4. Fee Table [Text Block]
Annuity Contract Fee Tables And Expense Examples
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract.
The first table describes the fees and expenses that you will, directly or indirectly pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract value between Investment Options. State premium taxes may be deducted upon the purchase of a Fixed Annuity under the Contract.

Transaction Expenses
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)	0%
Exchange Fee	$0
The following table shows the fees and expenses that you will pay each year during the time that you own the Contract not including the fees and expenses of the Underlying Investments.
Annual Contract Expenses:

Base Contract Annual Expenses (as a percentage of average account value)
Annual Contract Fee	$ 50(1)
Base Contract Fee	1.25%(2)
(1)
TFLIC reserves the right to deduct an annual contract charge from a Participant’s Accumulation Account in accordance with the provisions of the Contracts. TFLIC has no present intention to impose such a charge, but it may do so in the future.

(2)	TFLIC currently charges mortality and expense risk fees of 1.10% and reserves the right to charge maximum mortality and expense risk fees of up to 1.25% upon notice.
The next table shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the Contract. A complete list of the Portfolio Companies available under the Contract, including their annual expenses, may be found under Appendix: Portfolio Companies/Investment Options Available Under the Contract.

Annual Portfolio Company Expenses(1)	Minimum	Maximum
Expenses (expenses that are deducted from Underlying Investment assets, including management fees, distribution and/or service and 12b‑1 fees, and other expenses)	0.31%	1.00%
(1)	The expenses shown are those incurred for the year ended October 31, 2022, Current or future expenses may be greater or less than those shown.
Expense Example:
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Separate Account annual expenses and the fees and expenses of the Underlying Investments.
If you (i) surrender your Contract at the end of the applicable time period, (ii) annuitize at the end of the applicable period or (iii) do not surrender your Contract, you would pay the following expenses on a $100,000 investment. These examples assume a 5% return each year (this assumption is required by the SEC and is not a prediction of any Subaccount’s future performance). These examples should not be considered a representation of past or future expenses, and actual expenses may be greater or lesser than those shown.
The following example is based on fees before waivers and reimbursements and reflects the imposition of the maximum mortality and expense risk charge (1.25%) which may be imposed by TFLIC, and investing in the Portfolio Company with the maximum expenses (1.00%).

After 1 Year	After 3 Years	After 5 Years	After 10 Years
$2,281	$7,033	$12,050	$25,850
The subaccounts available through the Asset Allocation Variable Funds account were liquidated on October 28, 2022 and are no longer available for Purchase Payment or Contract Value transfers. Please see “Transamerica Asset Allocation Variable Fund (No Longer Available for Allocations)” for more information about the liquidation

Transaction Expenses [Table Text Block]

Transaction Expenses
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)	0%
Exchange Fee	$0

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	0.00%
Exchange Fee, Current [Dollars]	$ 0
Annual Contract Expenses [Table Text Block]
Annual Contract Expenses:

Base Contract Annual Expenses (as a percentage of average account value)
Annual Contract Fee	$ 50(1)
Base Contract Fee	1.25%(2)
(1)
TFLIC reserves the right to deduct an annual contract charge from a Participant’s Accumulation Account in accordance with the provisions of the Contracts. TFLIC has no present intention to impose such a charge, but it may do so in the future.

(2)	TFLIC currently charges mortality and expense risk fees of 1.10% and reserves the right to charge maximum mortality and expense risk fees of up to 1.25% upon notice.

Base Contract Expense (of Average Account Value), Maximum [Percent]	1.25%	[2]
Management Fees (of Average Account Value), Maximum [Percent]	1.00%	[3]
Management Fees (of Average Account Value), Minimum [Percent]	0.31%	[3]
Management Fees, Footnotes [Text Block]	The expenses shown are those incurred for the year ended October 31, 2022, Current or future expenses may be greater or less than those shown.
Other Annual Expense, Maximum [Dollars]	$ 50	[4],[5]
Other Annual Expense, Minimum [Dollars]	$ 0	[4]
Other Annual Expense, Footnotes [Text Block]	TFLIC reserves the right to deduct an annual contract charge from a Participant’s Accumulation Account in accordance with the provisions of the Contracts. TFLIC has no present intention to impose such a charge, but it may do so in the future.
Surrender Example [Table Text Block]
Expense Example:
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Separate Account annual expenses and the fees and expenses of the Underlying Investments.
If you (i) surrender your Contract at the end of the applicable time period, (ii) annuitize at the end of the applicable period or (iii) do not surrender your Contract, you would pay the following expenses on a $100,000 investment. These examples assume a 5% return each year (this assumption is required by the SEC and is not a prediction of any Subaccount’s future performance). These examples should not be considered a representation of past or future expenses, and actual expenses may be greater or lesser than those shown.
The following example is based on fees before waivers and reimbursements and reflects the imposition of the maximum mortality and expense risk charge (1.25%) which may be imposed by TFLIC, and investing in the Portfolio Company with the maximum expenses (1.00%).

After 1 Year	After 3 Years	After 5 Years	After 10 Years
$2,281	$7,033	$12,050	$25,850

Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,281
Surrender Expense, 3 Years, Maximum [Dollars]	7,033
Surrender Expense, 5 Years, Maximum [Dollars]	12,050
Surrender Expense, 10 Years, Maximum [Dollars]	$ 25,850
Annuitize Example [Table Text Block]
Expense Example:
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Separate Account annual expenses and the fees and expenses of the Underlying Investments.
If you (i) surrender your Contract at the end of the applicable time period, (ii) annuitize at the end of the applicable period or (iii) do not surrender your Contract, you would pay the following expenses on a $100,000 investment. These examples assume a 5% return each year (this assumption is required by the SEC and is not a prediction of any Subaccount’s future performance). These examples should not be considered a representation of past or future expenses, and actual expenses may be greater or lesser than those shown.
The following example is based on fees before waivers and reimbursements and reflects the imposition of the maximum mortality and expense risk charge (1.25%) which may be imposed by TFLIC, and investing in the Portfolio Company with the maximum expenses (1.00%).

After 1 Year	After 3 Years	After 5 Years	After 10 Years
$2,281	$7,033	$12,050	$25,850

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 2,281
Annuitized Expense, 3 Years, Maximum [Dollars]	7,033
Annuitized Expense, 5 Years, Maximum [Dollars]	12,050
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 25,850
No Surrender Example [Table Text Block]
Expense Example:
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Separate Account annual expenses and the fees and expenses of the Underlying Investments.
If you (i) surrender your Contract at the end of the applicable time period, (ii) annuitize at the end of the applicable period or (iii) do not surrender your Contract, you would pay the following expenses on a $100,000 investment. These examples assume a 5% return each year (this assumption is required by the SEC and is not a prediction of any Subaccount’s future performance). These examples should not be considered a representation of past or future expenses, and actual expenses may be greater or lesser than those shown.
The following example is based on fees before waivers and reimbursements and reflects the imposition of the maximum mortality and expense risk charge (1.25%) which may be imposed by TFLIC, and investing in the Portfolio Company with the maximum expenses (1.00%).

After 1 Year	After 3 Years	After 5 Years	After 10 Years
$2,281	$7,033	$12,050	$25,850

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,281
No Surrender Expense, 3 Years, Maximum [Dollars]	7,033
No Surrender Expense, 5 Years, Maximum [Dollars]	12,050
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 25,850
Item 5. Principal Risks [Table Text Block]
Principal Risks Of Investing In The Contract
There are risks associated with investing in the Contract. The Contract is a “variable” annuity because the value of your Contract can go up or down based on the performance of your Subaccounts. When you invest in the Separate Account, the amount of money you are able to accumulate in your Contract during the accumulation phase depends upon the performance of your Subaccounts and each Subaccount may have its own unique risks. You could lose the amount you allocate to a Subaccount.
Risks of an Increase in Current Fees and Expenses. Certain fees and expenses are currently assessed at less than their guaranteed maximum levels. In the future, these charges may be increased up to the guaranteed (maximum) levels.
Investment Risk. You bear the risk of any decline in the Contract value caused by the performance of the Underlying Investments held by the Subaccounts. Those investments could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each Underlying Investment. This risk could have a significant negative impact on the value of certain benefits offered under the Contract. The investment risks described in the prospectuses are for the Underlying Investments.
Risks of Managing General Account Assets. The general account assets of the Company are used to support the payment of guaranteed benefits under the Contract. To the extent that the Company is required to pay amounts in addition to the Contract Value, such amounts will come from our general account assets. You should be aware that the general account assets are exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk, and are also subject to the claims of the Company’s general creditors. The Company’s financial statements contained in the Statement of Additional Information include a further discussion of risks inherent in the general account investments.
Insurance Company Insolvency. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we promise.
Tax Consequences. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals are generally restricted prior to age 59 1⁄2, otherwise, a tax penalty may apply. The ultimate effect of federal income taxes on payments and on the economic benefit to the Participant, annuitant, payee and beneficiary depends on the tax and employment status of the individual concerned.
Cyber Security and Business Continuity Risks. Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data, and breaches of regulation may lead to a materially adverse effect on our administration of the Contract. We cannot assure you that interruptions, failures, or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. Also, our business operations may be adversely affected by volatile natural and man‑made disasters, including (but not limited to) hurricanes, earthquakes, terrorism, civil unrest, geopolitical disputes, military action, fires and explosions, pandemic diseases, and other catastrophes. Such events may impact the availability and capacity of our key personnel and may have a materially adverse effect on our administration of the Contract. See “Non‑Principal Risks of Investing in the Contract” in the SAI for additional information.
Market Risks. The market values of the Portfolio Companies’ securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions. See “Non‑Principal Risks of Investing in the Contract” in the SAI for additional information.

Item 11. Benefits Available (N-3) [Text Block]
Benefits under the Contract
The following table summarizes information about the benefits available under the Contract

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit	Provides a death benefit to the beneficiary.	Standard	No Charge	Only payable if the Participant dies before the Annuity Purchase Date.
Example: Assuming that the participant has died and has not yet purchased a fixed annuity, the participant’s beneficiary will receive the full account value once the death claim is submitted.

Benefits Available [Table Text Block]

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit	Provides a death benefit to the beneficiary.	Standard	No Charge	Only payable if the Participant dies before the Annuity Purchase Date.

Operation of Benefit [Text Block]
DEATH BENEFIT
Under Section 403(b), Section 457, and 408(IRA) Contracts, if a Participant dies before the Annuity Purchase Date, the value of his/her Accumulation Account will be paid to the beneficiary in a lump sum or, if the beneficiary is under the age of 75 at the time of the Participant’s death, the beneficiary may elect to have the Accumulation Amount applied to provide a Fixed Annuity. A lump sum payment to some extent may be taxed as ordinary income to the beneficiary in the year received. A beneficiary should consider the possible tax advantages to electing an annuity. Under Section 401(a) and/or Section 401(k) Contracts, however, the underlying tax‑qualified Plan is generally required to provide that in the case of a married Participant, a survivorship annuity death benefit will be paid to the surviving spouse if the Participant dies prior to retirement. In each case involving Section 401(a) and/or Section 401(k) Contracts, reference must be made to the underlying Plan for additional information.
If the Participant dies before the Annuity Purchase Date, his/her entire interest must generally be distributed as follows: (1) if there is no designated beneficiary (for example, the Participant does not name an individual beneficiary or the beneficiary chosen is the Participant’s estate), then it must be fully distributed by the end of the fifth year following the year of death (and if required distributions began prior to the Participant’s death then the remaining balance also must be distributed at least as rapidly as it was during the Participant’s life), (2) if payable to a designated beneficiary (e.g. an individual), then it must be fully distributed by the end of the tenth year following the year of death, or (3) if payable to an eligible designated beneficiary, then the eligible designated beneficiary may elect to have his/her interest distributed over their life or over a period not extending beyond their life expectancy, beginning within one year after the date of death. An eligible designated beneficiary includes the Participant’s surviving spouse or minor child, a disabled individual, a chronically ill individual, or an individual who is not more than 10 years younger than the Participant. Certain trusts created for the exclusive benefit of disabled or chronically ill beneficiaries are included. The Participant’s minor child must still take remaining distributions within 10 years once they reach the age of majority as defined by the IRS. If the beneficiary is the Participant’s spouse, distributions are not required to be made until the April 1st after the end of the calendar year in which the Participant would have attained age 72. If the spouse dies before distributions begin, the rules discussed above will apply as if the spouse were the Participant (owner).
If a lump sum payment is elected, the Accumulation Account value will be determined on the Valuation Date for the Valuation Period in which a certified copy of the death certificate evidencing the Participant’s death is received by TFLIC. If the beneficiary is under age 75 at the time of the Participant’s death and elects a Fixed Annuity, the Accumulation Account value will be determined on the Valuation Date for the Valuation Period of the beneficiary’s Annuity Purchase Date. For Section 401(a) and/or Section 401(k) and NQDC Contracts, the underlying Plan should be consulted to determine the options available.
For NQDC Contracts, the remaining value will be paid to a designated beneficiary. If no such beneficiary is so designated or in existence, subject to the terms of any underlying Plan the remaining value will be paid in the following order: Participant’s (1) spouse, (2) children, (3) parents, (4) siblings and (5) estate.
For all Contracts except NQDC Contracts, the death benefit is guaranteed to be not less than the total amount of all contributions, less any withdrawals, made by the Participant.
Credit of Purchase Payments
A Participant’s initial Purchase Payment will be credited to the Participant’s Accumulation Account to provide Units as of a Valuation Date for the Valuation Period, not later than (2) two business days after receipt of the Purchase Payment by TFLIC at 440 Mamaroneck Avenue, Harrison, New York 10528, if the contract application and/or Participant’s enrollment form is complete upon receipt, or (2) two business days after an application and/ or enrollment form which is incomplete upon receipt by TFLIC is made complete, provided that if such information is not made complete within five business days after receipt, (i) the prospective Participant will be informed of the reasons for the delay, and (ii) the initial Purchase Payment will be returned immediately and in full, unless the prospective Participant specifically consents to TFLIC retaining the Purchase Payment until such information is made complete. Subsequent Purchase Payments will be credited to the Participant’s Accumulation Account to provide Units as of the Valuation Date for the Valuation Period in which the Purchase Payment is received in good order by TFLIC.

Investment Option Expenses and Performance (N-3) [Table Text Block]

Type/ Investment Objective	Portfolio Company/ Investment Option and Adviser/ Sub‑Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Years	10 Years
Transamerica Variable Funds
Money Market	Transamerica Government Money Market*,[1] Sub‑Adviser: BlackRock Investment Management, LLC	0.31%	0.70%	0.43%	0.21%
Bond	Transamerica Core Bond[4] Sub‑Adviser: Aegon USA Investment Management, LLC	0.42%	-14.11%	-1.04%	0.26%
	High Yield Bond[5] Sub‑Adviser: Aegon USA Investment Management, LLC	0.60%	-12.36%	0.65%	2.57%
	Transamerica Inflation-Protected Securities[3] Sub‑Adviser: PineBridge Investments LLC	0.50%	-12.28%	0.63%	-0.35%
	Transamerica Short Term Bond[2,1][2] Sub‑Adviser: Aegon USA Investment Management, LLC	0.41%	N/A	N/A	N/A
Allocation	Transamerica Balanced II6 Sub‑Adviser: Aegon USA Investment Management, LLC	0.58%	-17.08%	4.82%	6.96%
U.S. Equity	Transamerica Large Value Opportunities[7] Sub‑Adviser: PineBridge Investments LLC	0.50%	-4.75%	5.61%	9.05%
	Transamerica Large Core ESG[8] Sub‑Adviser: PineBridge Investments LLC	0.52%	-17.53%	7.06%	10.79%
	Transamerica Large Growth[9] Sub‑Adviser: Morgan Stanley Investment Management Inc.	0.70%	-46.50%	5.56%	10.54%
	Transamerica Small Cap Growth[10] Sub‑Adviser: Ranger Investment Management, LP	1.00%	-31.63%	N/A	N/A
	Transamerica Small Cap Value [10] Sub‑Adviser: Peregrine Capital Management LLC	0.84%	-13.82%	N/A	N/A
International Equity	Transamerica International Equity[11] Sub‑Adviser: Thompson, Siegel & Walmsley LLC	0.75%	-14.99%	0.10%	2.04%
Multi-asset	Calvert VP SRI Balanced Portfolio Adviser: Calvert Research and Management	0.64%	-16.35%	5.23%	6.44%
* Government Money Market:

The 7‑Day Yield was 2.54% as of December 31, 2022 The 7‑Day Effective Yield was 2.57% as of December 31, 2022
(1) Total returns calculated for any period for the Government Money Market reflect the performance of the Transamerica Partners Government Money Market Portfolio prior to October 13, 2017 and the performance of the Transamerica Government Money Market Fund thereafter.
(2) Transamerica Short Term Bond was added effective December 9, 2022 and as of December 31, 2021 does not have any annualized total returns.
(3) Total returns calculated for any period for the Inflation-Protected Securities reflect the performance of the Transamerica Partners Inflation-Protected Portfolio prior to April 21, 2017 and the performance of the Transamerica Inflation-Protected Fund thereafter.
(4) Total returns calculated for any period for the Intermediate Bond reflect the performance of the Transamerica Partners Core Bond Portfolio prior to March 24, 2017 and the performance of the Transamerica Intermediate Bond Fund thereafter. Effective November 1, 2022, Transamerica Intermediate Bond was renamed Transamerica Core Bond.
(5) Total returns calculated for any period for the High Yield Bond reflect the performance of the Transamerica Partners High Yield Bond Portfolio prior to March 24, 2017 and the performance of the Transamerica High Yield Bond Fund thereafter.
(6) Total returns calculated for any period for the Balanced II reflect the performance of the Transamerica Partners Balanced Portfolio prior to September 15, 2017 and the performance of the Transamerica Balanced II Fund thereafter.
(7) Total returns calculated for any period for the Large Value Opportunities reflect the performance of the Transamerica Partners Large Value Portfolio prior to May 5, 2017 and the performance of the Transamerica Large Value Opportunities thereafter.
(8) Total returns calculated for any period for the Large Core reflect the performance of the Transamerica Partners Large Core Portfolio prior to March 10, 2017 and the performance of the Transamerica Large Core Fund thereafter. Effective March 1, 2023, Transamerica Large Core was renamed Transamerica Large Core ESG.
(9) Total returns calculated for any period for the Large Growth reflect the performance of the Transamerica Partners Large Growth Portfolio prior to March 10, 2017 and the performance of the Transamerica Large Growth Fund thereafter.
(10) Small Cap Growth and Small Cap Value were added effective July 31, 2020, and as of December 31, 2022, do not have five or ten year annualized total returns.
(11) Total returns calculated for any period for the International Equity reflect the performance of the Transamerica Partners International Equity Portfolio prior to March 10, 2017 and the performance of the Transamerica International Equity Fund thereafter.
(12) Effective December 9, 2022, Transamerica High Quality Bond Fund merged into Transamerica Short-Term Bond Fund.
Note: All Transamerica Fund underlying fund portfolios are advised by Transamerica Asset Management. The entities listed are the sub‑advisers unless otherwise indicated.

Investment Option Available Benefits (N-3) [Table Text Block]
The following is a list of current Portfolio Companies/Investment Options available under the Contract which are subject to change as discussed in this prospectus. Depending on the Separate Account of your Contract, you may not be able to invest in certain Portfolio Companies/Investment Options. Not all investment options listed in this prospectus may be available to you. Please refer to your employer’s plan documents for a list of Portfolio Companies/Investment Options that are available in your plan.
More information about each Portfolio Company/ Investment Option is available in its prospectuses. The prospectuses, which may be amended from time to time, can be found online at by accessing your account at www.transamerica.com. You can also request this information at no cost by calling our Administrative Office at (800) 755‑5801.
The current expenses and performance below reflects fee and expenses of the Portfolio Companies/Investment Options, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company/ Investment Option’s past performance is not necessarily an indication of future performance.

Performance of Investment Option (N-3) [Text Block]
The following is a list of current Portfolio Companies/Investment Options available under the Contract which are subject to change as discussed in this prospectus. Depending on the Separate Account of your Contract, you may not be able to invest in certain Portfolio Companies/Investment Options. Not all investment options listed in this prospectus may be available to you. Please refer to your employer’s plan documents for a list of Portfolio Companies/Investment Options that are available in your plan.
More information about each Portfolio Company/ Investment Option is available in its prospectuses. The prospectuses, which may be amended from time to time, can be found online at by accessing your account at www.transamerica.com. You can also request this information at no cost by calling our Administrative Office at (800) 755‑5801.
The current expenses and performance below reflects fee and expenses of the Portfolio Companies/Investment Options, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company/ Investment Option’s past performance is not necessarily an indication of future performance.

Risks Associated with Investment Choices [Member]
Prospectus:
Risk [Text Block]	Risks Associated with Investment ChoicesAn investment in the Contract is subject to the risk of poor investment performance. The investment performance of your Contract can vary depending on the performance of the Subaccounts options that you choose.Each Subaccount has its own unique risks. You should review the Subaccounts carefully before making an investment decision.
There are risks associated with investing in the Contract [Member]
Prospectus:
Principal Risk [Text Block]
There are risks associated with investing in the Contract. The Contract is a “variable” annuity because the value of your Contract can go up or down based on the performance of your Subaccounts. When you invest in the Separate Account, the amount of money you are able to accumulate in your Contract during the accumulation phase depends upon the performance of your Subaccounts and each Subaccount may have its own unique risks. You could lose the amount you allocate to a Subaccount.

Risks of an Increase in Current Fees and Expenses [Member]
Prospectus:
Principal Risk [Text Block]
Risks of an Increase in Current Fees and Expenses. Certain fees and expenses are currently assessed at less than their guaranteed maximum levels. In the future, these charges may be increased up to the guaranteed (maximum) levels.

Investment Risk [Member]
Prospectus:
Principal Risk [Text Block]
Investment Risk. You bear the risk of any decline in the Contract value caused by the performance of the Underlying Investments held by the Subaccounts. Those investments could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each Underlying Investment. This risk could have a significant negative impact on the value of certain benefits offered under the Contract. The investment risks described in the prospectuses are for the Underlying Investments.

Risks of Managing General Account Assets [Member]
Prospectus:
Principal Risk [Text Block]
Risks of Managing General Account Assets. The general account assets of the Company are used to support the payment of guaranteed benefits under the Contract. To the extent that the Company is required to pay amounts in addition to the Contract Value, such amounts will come from our general account assets. You should be aware that the general account assets are exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk, and are also subject to the claims of the Company’s general creditors. The Company’s financial statements contained in the Statement of Additional Information include a further discussion of risks inherent in the general account investments.

Insurance Company Insolvency [Member]
Prospectus:
Principal Risk [Text Block]
Insurance Company Insolvency. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we promise.

Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]
Tax Consequences. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals are generally restricted prior to age 59 1⁄2, otherwise, a tax penalty may apply. The ultimate effect of federal income taxes on payments and on the economic benefit to the Participant, annuitant, payee and beneficiary depends on the tax and employment status of the individual concerned.

Cyber Security and Business Continuity Risks [Member]
Prospectus:
Principal Risk [Text Block]
Cyber Security and Business Continuity Risks. Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data, and breaches of regulation may lead to a materially adverse effect on our administration of the Contract. We cannot assure you that interruptions, failures, or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. Also, our business operations may be adversely affected by volatile natural and man‑made disasters, including (but not limited to) hurricanes, earthquakes, terrorism, civil unrest, geopolitical disputes, military action, fires and explosions, pandemic diseases, and other catastrophes. Such events may impact the availability and capacity of our key personnel and may have a materially adverse effect on our administration of the Contract. See “Non‑Principal Risks of Investing in the Contract” in the SAI for additional information.

Market Risks [Member]
Prospectus:
Principal Risk [Text Block]
Market Risks. The market values of the Portfolio Companies’ securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions. See “Non‑Principal Risks of Investing in the Contract” in the SAI for additional information.

Risk of Loss [Member]
Prospectus:
Risk [Text Block]	Risk of LossYou can lose money by investing in this Contract, including loss of principal.
Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	Not a Short-Term InvestmentThis Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.The Contract is designed and offered as funding vehicles for retirement plans maintained by state educational organizations, certain tax‑exempt organizations, IRA contractholders, and taxed organizations in the case of the Section 401(a)and/or Section 401(k) contracts and corporate nonqualified deferred compensation contracts.
Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Insurance Company RisksAn investment in the Contract is subject to the risks related to Transamerica Financial Life Insurance Company. Any obligations, guarantees, and benefits under the Contract are subject to our claims-paying ability.More information about Transamerica Financial Life Insurance Company, including our financial strength ratings, is available by visiting transamerica.com or calling toll-free[(800) 755‑5801.
Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit to the beneficiary.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Only payable if the Participant dies before the Annuity Purchase Date.
Name of Benefit [Text Block]	Death Benefit
C000171813 [Member]
Prospectus:
Investment Option Name (N-3) [Text Block]	Transamerica Government Money Market	[6],[7]
Investment Option Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	0.70%
Average Annual Total Returns, 5 Years [Percent]	0.43%
Average Annual Total Returns, 10 Years [Percent]	0.21%
Investment Objectives (N-3) [Text Block]	Money Market
Average Annual Total Returns, 1 Year [Percent]	0.70%
Average Annual Total Returns, 5 Years [Percent]	0.43%
Average Annual Total Returns, 10 Years [Percent]	0.21%
C000171831 [Member]
Prospectus:
Investment Option Name (N-3) [Text Block]	Transamerica Core Bond	[8]
Investment Option Subadviser [Text Block]	Aegon USA Investment Management, LLC
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	(14.11%)
Average Annual Total Returns, 5 Years [Percent]	(1.04%)
Average Annual Total Returns, 10 Years [Percent]	0.26%
Investment Objectives (N-3) [Text Block]	Bond
Average Annual Total Returns, 1 Year [Percent]	(14.11%)
Average Annual Total Returns, 5 Years [Percent]	(1.04%)
Average Annual Total Returns, 10 Years [Percent]	0.26%
C000171810 [Member]
Prospectus:
Investment Option Name (N-3) [Text Block]	High Yield Bond	[9]
Investment Option Subadviser [Text Block]	Aegon USA Investment Management, LLC
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(12.36%)
Average Annual Total Returns, 5 Years [Percent]	0.65%
Average Annual Total Returns, 10 Years [Percent]	2.57%
Average Annual Total Returns, 1 Year [Percent]	(12.36%)
Average Annual Total Returns, 5 Years [Percent]	0.65%
Average Annual Total Returns, 10 Years [Percent]	2.57%
C000171798 [Member]
Prospectus:
Investment Option Name (N-3) [Text Block]	Transamerica Inflation-Protected Securities	[10]
Investment Option Subadviser [Text Block]	PineBridge Investments LLC
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(12.28%)
Average Annual Total Returns, 5 Years [Percent]	0.63%
Average Annual Total Returns, 10 Years [Percent]	(0.35%)
Average Annual Total Returns, 1 Year [Percent]	(12.28%)
Average Annual Total Returns, 5 Years [Percent]	0.63%
Average Annual Total Returns, 10 Years [Percent]	(0.35%)
C000237766 [Member]
Prospectus:
Investment Option Name (N-3) [Text Block]	Transamerica Short Term Bond	[11],[12]
Investment Option Subadviser [Text Block]	Aegon USA Investment Management, LLC
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Average Annual Total Returns, 1 Year [Percent]
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
C000171792 [Member]
Prospectus:
Investment Option Name (N-3) [Text Block]	Transamerica Balanced II	[13]
Investment Option Subadviser [Text Block]	Aegon USA Investment Management, LLC
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	(17.08%)
Average Annual Total Returns, 5 Years [Percent]	4.82%
Average Annual Total Returns, 10 Years [Percent]	6.96%
Investment Objectives (N-3) [Text Block]	Allocation
Average Annual Total Returns, 1 Year [Percent]	(17.08%)
Average Annual Total Returns, 5 Years [Percent]	4.82%
Average Annual Total Returns, 10 Years [Percent]	6.96%
C000171807 [Member]
Prospectus:
Investment Option Name (N-3) [Text Block]	Transamerica Large Value Opportunities	[14]
Investment Option Subadviser [Text Block]	PineBridge Investments LLC
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(4.75%)
Average Annual Total Returns, 5 Years [Percent]	5.61%
Average Annual Total Returns, 10 Years [Percent]	9.05%
Investment Objectives (N-3) [Text Block]	U.S. Equity
Average Annual Total Returns, 1 Year [Percent]	(4.75%)
Average Annual Total Returns, 5 Years [Percent]	5.61%
Average Annual Total Returns, 10 Years [Percent]	9.05%
C000171801 [Member]
Prospectus:
Investment Option Name (N-3) [Text Block]	Transamerica Large Core ESG	[15]
Investment Option Subadviser [Text Block]	PineBridge Investments LLC
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	(17.53%)
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	10.79%
Average Annual Total Returns, 1 Year [Percent]	(17.53%)
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	10.79%
C000171804 [Member]
Prospectus:
Investment Option Name (N-3) [Text Block]	Transamerica Large Growth	[16]
Investment Option Subadviser [Text Block]	Morgan Stanley Investment Management Inc.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(46.50%)
Average Annual Total Returns, 5 Years [Percent]	5.56%
Average Annual Total Returns, 10 Years [Percent]	10.54%
Average Annual Total Returns, 1 Year [Percent]	(46.50%)
Average Annual Total Returns, 5 Years [Percent]	5.56%
Average Annual Total Returns, 10 Years [Percent]	10.54%
C000171822 [Member]
Prospectus:
Investment Option Name (N-3) [Text Block]	Transamerica Small Cap Growth	[17]
Investment Option Subadviser [Text Block]	Ranger Investment Management, LP
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(31.63%)
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Average Annual Total Returns, 1 Year [Percent]	(31.63%)
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
C000171819 [Member]
Prospectus:
Investment Option Name (N-3) [Text Block]	Transamerica Small Cap Value	[17]
Investment Option Subadviser [Text Block]	Peregrine Capital Management LLC
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(13.82%)
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Average Annual Total Returns, 1 Year [Percent]	(13.82%)
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
C000171816 [Member]
Prospectus:
Investment Option Name (N-3) [Text Block]	Transamerica International Equity	[18]
Investment Option Subadviser [Text Block]	Thompson, Siegel & Walmsley LLC
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(14.99%)
Average Annual Total Returns, 5 Years [Percent]	0.10%
Average Annual Total Returns, 10 Years [Percent]	2.04%
Investment Objectives (N-3) [Text Block]	International Equity
Average Annual Total Returns, 1 Year [Percent]	(14.99%)
Average Annual Total Returns, 5 Years [Percent]	0.10%
Average Annual Total Returns, 10 Years [Percent]	2.04%
C000023784 [Member]
Prospectus:
Investment Option Name (N-3) [Text Block]	Calvert VP SRI Balanced Portfolio
Investment Option Adviser [Text Block]	Calvert Research and Management
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(16.35%)
Average Annual Total Returns, 5 Years [Percent]	5.23%
Average Annual Total Returns, 10 Years [Percent]	6.44%
Investment Objectives (N-3) [Text Block]	Multi-asset
Average Annual Total Returns, 1 Year [Percent]	(16.35%)
Average Annual Total Returns, 5 Years [Percent]	5.23%
Average Annual Total Returns, 10 Years [Percent]	6.44%

[1]	As a percentage of Portfolio Company assets.
[2]	TFLIC currently charges mortality and expense risk fees of 1.10% and reserves the right to charge maximum mortality and expense risk fees of up to 1.25% upon notice.
[3]	The expenses shown are those incurred for the year ended October 31, 2022, Current or future expenses may be greater or less than those shown.
[4]	TFLIC does not currently assess an Annual Contract fee.
[5]	TFLIC reserves the right to deduct an annual contract charge from a Participant’s Accumulation Account in accordance with the provisions of the Contracts. TFLIC has no present intention to impose such a charge, but it may do so in the future.
[6]	Government Money Market: The 7-Day Yield was 2.54% as of December 31, 2022 The 7-Day Effective Yield was 2.57% as of December 31, 2022
[7]	Total returns calculated for any period for the Government Money Market reflect the performance of the Transamerica Partners Government Money Market Portfolio prior to October 13, 2017 and the performance of the Transamerica Government Money Market Fund thereafter.
[8]	Total returns calculated for any period for the Intermediate Bond reflect the performance of the Transamerica Partners Core Bond Portfolio prior to March 24, 2017 and the performance of the Transamerica Intermediate Bond Fund thereafter. Effective November 1, 2022, Transamerica Intermediate Bond was renamed Transamerica Core Bond.
[9]	Total returns calculated for any period for the High Yield Bond reflect the performance of the Transamerica Partners High Yield Bond Portfolio prior to March 24, 2017 and the performance of the Transamerica High Yield Bond Fund thereafter.
[10]	Total returns calculated for any period for the Inflation-Protected Securities reflect the performance of the Transamerica Partners Inflation-Protected Portfolio prior to April 21, 2017 and the performance of the Transamerica Inflation-Protected Fund thereafter.
[11]	Effective December 9, 2022, Transamerica High Quality Bond Fund merged into Transamerica Short-Term Bond Fund.
[12]	Transamerica Short Term Bond was added effective December 9, 2022 and as of December 31, 2021 does not have any annualized total returns.
[13]	Total returns calculated for any period for the Balanced II reflect the performance of the Transamerica Partners Balanced Portfolio prior to September 15, 2017 and the performance of the Transamerica Balanced II Fund thereafter.
[14]	Total returns calculated for any period for the Large Value Opportunities reflect the performance of the Transamerica Partners Large Value Portfolio prior to May 5, 2017 and the performance of the Transamerica Large Value Opportunities thereafter.
[15]	Total returns calculated for any period for the Large Core reflect the performance of the Transamerica Partners Large Core Portfolio prior to March 10, 2017 and the performance of the Transamerica Large Core Fund thereafter. Effective March 1, 2023, Transamerica Large Core was renamed Transamerica Large Core ESG.
[16]	Total returns calculated for any period for the Large Growth reflect the performance of the Transamerica Partners Large Growth Portfolio prior to March 10, 2017 and the performance of the Transamerica Large Growth Fund thereafter.
[17]	Small Cap Growth and Small Cap Value were added effective July 31, 2020, and as of December 31, 2022, do not have five or ten year annualized total returns.
[18]	Total returns calculated for any period for the International Equity reflect the performance of the Transamerica Partners International Equity Portfolio prior to March 10, 2017 and the performance of the Transamerica International Equity Fund thereafter.